Commitments and Contingencies - Schedule of Future Minimum Payments (Details) - USD ($)	Mar. 31, 2026	Mar. 09, 2026	Dec. 31, 2025	Dec. 31, 2024
Schedule of Future Minimum Payments [Abstract]
2026			$ 355,117	$ 19,000
2027			237,666	21,000
Total			592,783	$ 252,000
Less imputed interest			(25,360)
PV of Payments	$ 542,373	$ 507,910	$ 567,423